Employee Benefits Plans	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 12 Employee Benefit Plans

Defined Contribution Plans

TDS sponsors a qualified noncontributory defined contribution pension plan.  The plan provides benefits for certain employees of TDS Corporate, TDS Telecom and U.S. Cellular.  Under this plan, pension costs are calculated separately for each participant and are funded annually.  Total pension costs were $17 million, $16 million and $16 million in 2016, 2015 and 2014, respectively.  In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan.  Total costs incurred from TDS’ contributions to the 401(k) plan were $27 million, $26 million and $25 million in 2016, 2015 and 2014, respectively.

TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.

Other Post-Retirement Benefits

TDS sponsors a defined benefit post-retirement plan that provides medical benefits to retirees and that covers certain employees of TDS Corporate and TDS Telecom.  The plan is contributory, with retiree contributions adjusted annually.

The following amounts are included in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2016	2015
(Dollars in millions)
Net prior service costs	$5	$7
Net actuarial loss	(5)	(7)
	$–	$–

The estimated net actuarial loss for the postretirement benefit plans that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit (income) cost during 2017 is not significant.  The estimated prior service cost gain for the postretirement benefit plans that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost during 2017 is $2 million.

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plan.

	2016	2015
(Dollars in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$39	$35
Service cost	1	1
Interest cost	2	2
Plan amendments	–	7
Actuarial (gain) loss	(1)	(4)
Employee contribution	2	2
Benefits paid	(4)	(4)
Benefit obligation at end of year	39	39
Change in plan assets
Fair value of plan assets at beginning of year	50	52
Actual return (loss) on plan assets	4	–
Employee contribution	2	2
Benefits paid	(4)	(4)
Fair value of plan assets at end of year	52	50
Funded status	$13	$11

The funded status identified above is recorded as a component of Other assets and deferred charges in TDS’ Consolidated Balance Sheet as of December 31, 2016 and 2015.

The following table sets forth by level within the fair value hierarchy the plans’ assets at fair value, as of December 31, 2016 and 2015.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  A financial instrument’s level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets.  There were no Level 2 or Level 3 assets for any years presented.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded.  Certain of the plan’s assets are valued based on the net asset value (“NAV”) as an alternative to estimate the fair value due to the absence of readily available market prices.  The NAV is based on the fair values of the underlying assets owned by the fund.

December 31, 2016	Level 1	Level 2	Total
(Dollars in millions)
Mutual funds
International equity[1]	$12	$–	$12
Money market[2]	2	–	2
US large cap[3]	19	–	19
US small cap[4]	5	–	5
Plan assets measured at fair value	$38	$–	$38
Plan assets measured at NAV[5]			14
Total plan assets			$52

December 31, 2015	Level 1	Level 2	Total
(Dollars in millions)
Mutual funds
International equity[1]	$12	$–	$12
Money market[2]	3	–	3
US large cap[3]	22	–	22
Plan assets measured at fair value	$37	$–	$37
Plan assets measured at NAV[5]			13
Total plan assets			$50

[1]

International equity - This type of fund seeks to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

[2]

Money market - This type of fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

[3]

US large cap - This type of fund seeks to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks.  The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

[4]

US small cap - This type of fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks.  The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

[5]

Plan assets measured at NAV consists entirely of a bank common trust invested in the BlackRock Intermediate Government/Credit Bond Index Fund F.  This type of fund seeks to achieve maximum total return by investing in Bond Index Funds and other short-term investments.

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2016	2015
U.S. equities	45%	47.2%	44.7%
International equities	25%	23.0%	23.8%
Debt securities	30%	29.8%	31.5%

The post-retirement benefit fund engages multiple asset managers to ensure proper diversification of the investment portfolio within each asset category.  The investment objective is to meet or exceed the rate of return of a performance index comprised of 45% Dow Jones U.S. Total Stock Market Index, 25% FTSE All World (excluding U.S.) Stock Index, and 30% Barclays Capital Aggregate Bond Index.  The three-year and five-year average rates of return for TDS’ post-retirement benefit fund are 4.68% and 9.39%, respectively.

The post-retirement benefit fund does not hold any debt or equity securities issued by TDS, U.S. Cellular or any related parties.

TDS is not required to set aside current funds for its future retiree health insurance benefits.  The decision to contribute to the plan assets is based upon several factors, including the funded status of the plan, market conditions, alternative investment opportunities, tax benefits and other circumstances.  In accordance with applicable income tax regulations, annual contributions to fund the costs of future retiree medical benefits may not exceed certain thresholds.  TDS has not determined whether it will make a contribution to the plan in 2017.

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Service cost	$1	$1	$1
Interest cost	2	2	2
Expected return on plan assets	(3)	(4)	(3)
Amortization of prior service costs[1]	(2)	(3)	(3)
Amortization of actuarial losses[2]	–	–	1
Net post-retirement cost (benefit)	$(2)	$(4)	$(2)

[1]	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

[2]	Based on straight-line amortization over the average time remaining before active employees retire.

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2016	2015
Benefit obligations
Discount rate	4.20%	4.40%

Net periodic benefit cost
Discount rate	4.40%	4.20%
Expected return on plan assets	6.00%	6.50%

The discount rate for 2016 and 2015 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years.  The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows.  This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan’s liabilities.

The expected rate of return was determined using the target asset allocation for the TDS plan and rate of return expectations for each asset class.

The measurement date for actuarial determination was December 31, 2016.  For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2016 to be 9.2% for plan participants aged 65 and above, and 7.5% for participants under age 65.  For all participants the 2016 annual rate of increase is expected to decrease to 5.0% by 2025.  The 2015 expected rate of increase was 9.5% for plan participants aged 65 and above, and 7.3% for participants under age 65, decreasing to 5.0% for all participants by 2024.

A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2016:

	One Percent
	Increase	Decrease
(Dollars in millions)
Effect on total service and interest cost components	$–	$–
Effect on post-retirement benefit obligation	$1	$(1)

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Year	Estimated Future Post-Retirement Benefit Payments
(Dollars in millions)
2017	$2
2018	2
2019	2
2020	2
2021	2
2022-2026	12